Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024		Jun. 30, 2023		Jun. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 306,532		$ 4,593,634		$ 1,845,232
Accounts receivable, net	72,740		163,169
Inventories, net	48,242		400,543		216,069
Other receivables and other current assets	360,658		613,125		8,780
Prepayments	406,247		248,551		203,020
Total current assets	1,206,648		6,031,401		2,273,101
OTHER ASSETS
Property and equipment, net	200,958		279,600		337,645
Intangible assets, net	2,421,520
Operating lease right-of-use assets	31,609		61,377
Deferred offering costs					93,536
Investment in marketable securities	300,860
Total other assets	2,954,947		340,977		431,181
TOTAL ASSETS	4,161,595		6,372,378		2,704,282
CURRENT LIABILITIES
Insurance loan	56,889		160,292
Convertible notes payable, net of unamortized discounts			4,791,716		10,954,042
Loans from third parties					1,417,647
Accounts payable	179,986		42,853		25,397
Accounts payable, related parties					14,326
Customer deposits	48,285		161,475		73,317
Contract liability	171,629		157,080		56,757
Other payables and accrued liabilities	549,888		723,396		1,161,860
Operating lease liabilities	25,261		40,274
Income tax payables	39,931		67,546		16,445
Total current liabilities	1,077,929		6,472,575		18,221,958
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current	9,113		22,036
Senior note					65,000
Total non-current liabilities	13,197		30,135		78,883
TOTAL LIABILITIES	1,091,126		6,502,710		18,300,841
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIENCY)
Common stock, value	913	[1]	180	[1]	105
Additional paid-in capital	39,655,509		31,485,556		4,020,552
Accumulated deficit	(36,487,992)		(31,443,451)		(19,715,740)
Accumulated other comprehensive (loss) income	(97,961)		(172,617)		98,524
TOTAL STOCKHOLDERS’ EQUITY (DEFICIENCY)	3,070,469		(130,332)		(15,596,559)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIENCY)	4,161,595		6,372,378		2,704,282
Related Party
CURRENT ASSETS
Other receivable, a related party	12,229		12,379
CURRENT LIABILITIES
Related party loan, current portion	6,060		5,323		4,505
Convertible notes payable, related parties					2,437,574
Other payables, related parties			1,660
Amount due to related parties			320,960		2,060,088
NON-CURRENT LIABILITIES
Related party loan, non-current portion	$ 4,084		$ 8,099		$ 13,883

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024